Offerings	Oct. 06, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Overallotment Option Shares of Common Stock(2)
Maximum Aggregate Offering Price	$ 3,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 517.88
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Represents 15% of additional shares of common stock related to the exercise in full of the over-allotment option by the underwriters.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, underlying the Representative's warrants
Maximum Aggregate Offering Price	$ 1,006,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.96
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).The registrant will issue to Roth Capital Partners, LLC, and Lake Street Capital Markets, LLC, as representatives of the underwriters, warrants to purchase up to a number of shares of common stock equal to 3.5% of the number of shares of common stock to be issued and sold in the offering. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the common stock underlying the warrants is $1,050,000.00, based on the proposed maximum offering of $28,750,000.00, including the underwriters’ overallotment option. The section entitled “Commissions and Expenses” in the registration statement contains additional information regarding compensation to the underwriters.